Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Other Non-Current Assets [Abstract]
Rental deposits	¥ 7,599	$ 1,094	¥ 7,517
Non-current portion of prepayments to suppliers and other business related expenses	8,448	1,217	10,229
Total	¥ 16,047	$ 2,311	¥ 17,746